FAIR VALUE MEASUREMENTS - Summary Of Fair Value Of Held-to-Maturity Securities (Detail) - Fair Value, Inputs, Level 1 [Member] - US Treasury Securities [Member]	Dec. 31, 2020 USD ($)
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	$ 275,037,291
Gross Holding Loss	(6,186)
Fair Value	$ 275,031,105